Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [member]	Other equity instruments [member]	Reserves [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2019	¥ 410,027	¥ 28,265	¥ 7,791	¥ 197,966	¥ 170,425	¥ 5,580
Net profit	51,337				50,221	1,116
Other comprehensive income	25,750			25,699		51
Total comprehensive income	77,087			25,699	50,221	1,167
Transactions with owners
Appropriation to reserves (Note 36)				16,025	(16,025)
Dividends declared (Note 32)	(20,834)				(20,834)
Dividends to non-controlling interests	(174)					(174)
Others	(8,538)		(7,791)	(1,055)		308
Total transactions with owners	(29,546)		¥ (7,791)	14,970	(36,859)	134
Ending balance at Dec. 31, 2020	457,568	28,265		238,635	183,787	6,881
Net profit	52,257				50,766	1,491
Other comprehensive income	(4,594)			(4,608)		14
Total comprehensive income	47,663			(4,608)	50,766	1,505
Transactions with owners
Appropriation to reserves (Note 36)				15,378	(15,378)
Dividends declared (Note 32)	(18,089)				(18,089)
Dividends to non-controlling interests	(359)					(359)
Reserves to retained earnings (Note 36)				45	(45)
Others	351			305		46
Total transactions with owners	(18,097)			15,728	(33,512)	(313)
Ending balance at Dec. 31, 2021	487,134	28,265		249,755	201,041	8,073
Net profit	33,514				32,082	1,432
Other comprehensive income	(55,236)			(55,152)		(84)
Total comprehensive income	(21,722)			(55,152)	32,082	1,348
Transactions with owners
Appropriation to reserves (Note 36)				13,137	(13,137)
Dividends declared (Note 32)	(18,372)				(18,372)
Dividends to non-controlling interests	(469)					(469)
Reserves to retained earnings (Note 36)				(74)	74
Others	(1,450)			(1,450)
Total transactions with owners	(20,291)			11,613	(31,435)	(469)
Ending balance at Dec. 31, 2022	¥ 445,121	¥ 28,265		¥ 206,216	¥ 201,688	¥ 8,952